SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					12/31/08
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 01/30/09

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	45
Form 13F Information Table Value Total:	$340,041 (in thousands)

List of Other Included Managers:
NONE

                                                      Form 13F Information Table
                        Title of            Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

AFLAC INC COM           COM    001055102          8962 195496SH       sole           193406        2090
ALLIANT ENERGY CORP COM COM    018802108          7687 263450SH       sole           260565        2885
AMERICAN EXPRESS CO     COM    025816109          6644 358143SH       sole           354443        3700
ANNALY CAP MGMT INC COM COM    035710409          9146 576295SH       sole           570040        6255
BARRICK GOLD CORP COM   COM    67901108          10311 280427SH       sole           277442        2985
CADBURY PLC SPONS ADR   COM    12721E102          6873 192689SH       sole           190641        2048
CHEVRON CORP NEW COM    COM    166764100          8301 112218SH       sole           111038        1180
CHUBB CORP              COM    171232101          9350 183337SH       sole           181252        2085
CIMAREX ENERGY CO COM   COM    171798101          9050 337926SH       sole           334256        3670
CONOCOPHILLIPS COM      COM    20825C104          7527 145310SH       sole           143795        1515
DELL INC COM            COM    24702R101          5984 584356SH       sole           578741        5615
DIAGEO P L C SPON ADR NECOM    25243Q205          8735 153947SH       sole           152472        1475
DR PEPPER SNAPPLE GROUP COM    26138E109          9365 576333SH       sole           570087        6246
DUKE REALTY CORP COM NEWCOM    264411505          7427 677649SH       sole           670459        7190
EBAY INC COM            COM    278642103          8338 597296SH       sole           591061        6235
EXXON MOBIL CORP COM    COM    30231G102          2552  31967SH       sole            31967           0
HERSHEY FOODS CORP      COM    427866108         12893 371127SH       sole           367057        4070
IMS HEALTH INC COM      COM    449934108          6099 402279SH       sole           398114        4165
INTUIT COM              COM    461202103          6609 277808SH       sole           274798        3010
ISHARES TR RUSL 3000 VALCOM    464287663          1453  22483SH       sole            22483           0
KEYCORP NEW COM         COM    493267108          86271012611SH       sole          1001526       11085
KIMBERLY CLARK CORP COM COM    494368103          9151 173515SH       sole           171720        1795
LILLY, ELI AND COMPANY  COM    532457108          9307 231105SH       sole           228715        2390
MEDTRONIC INC COM       COM    585055106          8248 262515SH       sole           259820        2695
MICROSOFT               COM    594918104         13895 714746SH       sole           707286        7460
MOLSON COORS BREWING CO COM    60871R209         12516 255842SH       sole           253007        2835
NABORS INDUSTRIES LTD SHCOM    G6359F103          7449 622341SH       sole           615636        6705
NEWMONT MNG CORP        COM    651639106          9430 231692SH       sole           229277        2415
NORTHROP GRUMMAN CORP COCOM    666807102          9769 216901SH       sole           214616        2285
PEPSICO INC             COM    713448108          8726 159319SH       sole           157649        1670
PETRO-CDA COM           COM    71644E102          5316 242860SH       sole           240150        2710
PIMCO FLOATING RATE INCOCOM    72201H108           171  24000SH       sole            24000           0
QUEST DIAGNOSTICS INC COCOM    74834L100         10222 196927SH       sole           194792        2135
SELECT SECTOR SPDR TR SBCOM    81369Y506          1259  26345SH       sole            26205         140
SIGMA ALDRICH CORP COM  COM    826552101          7411 175461SH       sole           173516        1945
SLM CORP COM            COM    78442P106         105181181821SH       sole          1168946       12875
SPDR GOLD TRUST GOLD SHSCOM    78463V107           244   2815SH       sole             2815           0
STARBUCKS CORP COM      COM    855244109           124  13150SH       sole            12640         510
TARGET CORP COM         COM    87612E106          7995 231544SH       sole           229169        2375
TORCHMARK CORP COM      COM    891027104          6818 152520SH       sole           150870        1650
TRAVELERS COMPANIES INC COM    89417E109         11005 243473SH       sole           240708        2765
UNILEVER NV N Y SHS NEW COM    904784709          9300 378833SH       sole           374848        3985
VERIZON COMMUNICATIONS CCOM    92343V104         10493 309523SH       sole           306303        3220
WAL MART STORES INC     COM    931142103          8486 151374SH       sole           149839        1535
WYETH COM               COM    983024100           255   6800SH       sole             6800           0
                                              340,041